Significant Investments in Affiliates Accounted for Under Equity Method (Detail)	Mar. 31, 2012	Mar. 31, 2011
Motorcycle business | P.T. Astra Honda Motor
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Guangqi Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Engine Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%